Property, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant, and equipment as of March 31, 2025 and September 30, 2024 consisted of the following:

	March 31, 2025	September 30, 2024
Buildings	$2,929,249	$3,029,053
Machinery and equipment	9,874,977	10,139,959
Transportation vehicles	1,079,774	1,116,564
Office equipment	642,792	636,193
Construction in progress (“CIP”)	5,480,430	2,917,883
Total property, plant, and equipment, at cost	20,007,222	17,839,652
Less: accumulated depreciation	(9,531,985)	(9,792,037)
Property, plant, and equipment, net	$10,475,237	$8,047,615